Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes
17.	Income taxes

The subsidiaries of the Group in México and abroad are individually subject to the payment of income taxes. These taxes are not determined based on the consolidates figures of the Group but are calculated individually at the level of each company declaration and each of these presents its taxes separately.

According to the specific requirements of each country, the statutory rates for the years 2024, 2023 and 2022 years, were 30% for México, 25% for Guatemala, 21% for United States and 29.5% for Perú, and will continue as such in future years.

Income tax recognized in profit or loss for the years of 2024, 2023 and 2022 was comprised of the following:

	2024		Restated(*) 2023	2022

Current tax	Ps.	752,566	645,521	533,522
Deferred tax (benefit) expense		(283,306)	(265,498)	(16,602)

	Ps.	469,260	380,023	516,920

(*)	Details of the restatement are shown in note 2b.

Income tax expense recognized at the effective ISR rate differs from income tax expense at the statutory tax rate. Reconciliation of income tax expense recognized from statutory to effective ISR rate is as follows:

	2024		Restated(*) 2023	2022

Profit before income tax	Ps.	1,180,782	1,416,587	1,386,884
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		354,235	424,976	416,065
Inflation effects, net		59,295	(17,730)	3,536
Non-deductible expenses (1)		56,414	65,978	148,569
Share-based payments		-	1,403	1,780
Other items, net		(684)	(94,604)	(53,030)

	Ps.	469,260	380,023	516,920
		40%	27%	37%

(*)	Details of the restatement are shown in note 2b.

(1)	Includes (i) certain payroll expenses which are partially deductible, such as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.

Realization of deferred tax assets depends on the future generation of taxable income during the period in which the temporary differences will be deductible. Management considers the reversal of deferred tax liabilities and projections of future taxable income to make its assessment on the realization of deferred tax assets. Based on the results obtained in previous years and in future profit and tax projections, management has concluded that it is probable the deferred tax assets will be realized.

Composition of the deferred tax asset (liabilities) is presented below, along with the reconciliation of changes in deferred tax balances as of December 31, 2024, 2023, and 2022:

Temporary differences	As of December 31, 2023		Recognized in profit or loss	As of December 31, 2024

Deferred tax assets:
Expected credit loss	Ps.	100,143	6,940	107,083
Accruals and provisions		301,621	37,305	338,926
Customers’ prepayments		88	26	114
Non-deductible interest		120,236	(120,236)	-
Leases		119,965	(16,586)	103,379
Inventories		(17,704)	24,626	6,922
Other assets and prepaid expenses		(14,750)	38,433	23,683
Property, plant and equipment		(243,160)	314,603	71,443

Deferred tax liabilities:
Non-current assets held for sale		-	(12,000)	(12,000)
Intangible assets		(496,467)	1,920	(494,547)
Derivative financial instruments		(10,357)	7,169	(3,188)
Right-of-use assets		(107,611)	13,404	(94,207)
Suppliers’ prepayments		(7,244)	(10,395)	(17,639)

Net deferred tax Assets	Ps.	(255,240)	285,209	29,969

Temporary differences	As of December 31, 2022		Recognized in profit or loss	As of December 31, 2023(*) Restated

Deferred tax assets:
Expected credit loss	Ps.	29,342	70,801	100,143
Accruals and provisions		394,241	(92,620)	301,621
Costumers’ prepayments		87	1	88
Non-deductible interest		-	120,236	120,236
Leases		88,467	31,498	119,965

Deferred tax liabilities:
Intangible assets		(498,387)	1,920	(496,467)
Inventories		(27,744)	10,040	(17,704)
Derivative financial instruments		(3,915)	(6,442)	(10,357)
Property, plant and equipment		(388,721)	145,561	(243,160)
Right-of-use assets		(88,612)	(18,999)	(107,611)
Suppliers’ prepayments		5,016	(12,260)	(7,244)
Other assets and prepaid expenses		(24,174)	9,424	(14,750)

Net deferred tax liability	Ps.	(514,400)	259,160	(255,240)

(*)	Details of the restatement are shown in note 2b.
Temporary differences	As of January 1, 2022		Liability assumed for subsidiaries’ acquisition	Recognized in profit or loss	As of December 31, 2022

Deferred tax assets:
Expected credit loss	Ps.	32,427	-	(3,085)	29,342
Accruals and provisions		37,958	256,433	99,850	394,241
Prepaid expenses		-	4,752	351	5,103
Property, plant and equipment		5,538	-	(5,538)	-
Leases		5,364	-	83,103	88,467

Deferred tax liabilities:
Intangible assets		(81,980)	(418,327)	1,920	(498,387)
Inventories		(9,088)	-	(18,656)	(27,744)
Derivative financial instruments		(7,380)	4,936	(1,471)	(3,915)
Property, plant and equipment		-	(350,521)	(38,200)	(388,721)
Right-of-use assets		(5,215)	-	(83,397)	(88,612)
Other assets and prepaid expenses		(16,599)	10,700	(18,275)	(24,174)

Net deferred tax liability	Ps.	(38,975)	(492,027)	16,602	(514,400)

Unrecognized deferred tax assets:

Derived from the acquisition of Jafra, the Group did not recognize deferred tax assets in the consolidated statement of financial position with respect to the following tax loss carryforwards of the subsidiaries:

As of December 31, 2024
Year of originated loss	Life year	Jafra Cosmetics International, S.A. de C.V.		Jafrafin, S.A. de C.V.

2019	2029	Ps.	8,618	-
2020	2030		3,723	-
2021	2031		-	2,932
2022	2032		9,555	6,007
2023	2033		-	3,406
2024	2034		39,909	2,114
		Ps.	61,805	14,459

As of December 31, 2023
Year of originated loss	Life year	Jafra Cosmetics International, S.A. de C.V.		Jafrafin, S.A. de C.V.

2019	2029	Ps.	8,210	-
2020	2030		3,547	-
2021	2031		-	2,793
2022	2032		9,102	5,722
		Ps.	20,859	8,515
As of December 31, 2022
Year of originated loss	Life year	Jafra Cosmetics International, S.A. de C.V.		Jafrafin, S.A. de C.V.

2019	2029	Ps.	27,861	-
2020	2030		3,376	-
2021	2031		-	2,659
		Ps.	31,237	2,659

The Group does not recognize taxes for deferred assets with respect to tax loss carryforwards to be amortized, on which it is not probable that future taxable profits will be generated against which the Group can use tax loss carryforwards.

As of December 31, 2024, 2023 and 2022, the tax balances to be recovered mainly consist of favor balances of ISR pending application.

Temporary differences related to investments in subsidiaries for which deferred income tax liabilities have not been recognized:

The Company has undistributed profits for the years 2024, 2023 and 2022 of Ps. 252,164, Ps.241,977 and Ps.231,203 which generate unrecognized deferred income tax liabilities of Ps.75,649, Ps.72,593 and Ps.69,361, respectively, since the Company is able to control the timing of distributions to its subsidiaries and is not expected to distribute these benefits in the foreseeable future.